Schedule of Investments(a)
Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aluminum-6.36%
Alcoa Corp.(b)	47,488	$1,677,276
Century Aluminum Co.(c)	61,359	1,121,643
Kaiser Aluminum Corp.	7,987	559,090
		3,358,009
Automotive Retail-1.37%
Valvoline, Inc.(c)	19,572	726,317
Coal & Consumable Fuels-2.05%
Uranium Energy Corp.(b)(c)	153,259	1,082,008
Commodity Chemicals-6.52%
Cabot Corp.	10,317	892,111
Hawkins, Inc.	5,713	610,777
Orion S.A. (Germany)	26,653	371,809
PureCycle Technologies, Inc.(b)(c)	88,528	824,195
Westlake Corp.(b)	6,525	745,612
		3,444,504
Copper-1.61%
Freeport-McMoRan, Inc.	23,695	849,466
Diversified Metals & Mining-4.53%
Compass Minerals International, Inc.(b)	52,934	617,211
Materion Corp.	6,531	659,631
MP Materials Corp.(c)	50,741	1,114,272
		2,391,114
Fertilizers & Agricultural Chemicals-8.99%
CF Industries Holdings, Inc.	30,451	2,807,887
Corteva, Inc.	19,508	1,273,287
Scotts Miracle-Gro Co. (The)	9,345	663,121
		4,744,295
Forest Products-2.63%
Louisiana-Pacific Corp.	11,862	1,387,498
Gold-5.86%
Coeur Mining, Inc.(b)(c)	179,311	1,183,453
Newmont Corp.	24,973	1,066,847
Royal Gold, Inc.	6,047	845,491
		3,095,791
Industrial Gases-7.00%
Air Products and Chemicals, Inc.	3,285	1,101,329
Linde PLC	5,818	2,595,526
		3,696,855
Industrial Machinery & Supplies & Components-0.94%
Worthington Enterprises, Inc.(b)	11,844	496,263
Paper & Plastic Packaging Products & Materials-7.36%
Avery Dennison Corp.	14,408	2,675,998
International Paper Co.(b)	21,722	1,208,395
		3,884,393
Paper Products-2.26%
Sylvamo Corp.	14,917	1,194,852
Silver-1.40%
Hecla Mining Co.	129,960	738,173
	Shares	Value
Specialty Chemicals-22.44%
Albemarle Corp.(b)	10,352	$871,535
Avient Corp.(b)	21,501	922,393
Balchem Corp.	3,712	593,771
DuPont de Nemours, Inc.	11,845	909,696
Eastman Chemical Co.	15,933	1,587,723
Ecolab, Inc.	4,383	1,096,583
Element Solutions, Inc.(b)	34,237	883,657
H.B. Fuller Co.	6,281	396,519
Ingevity Corp.(b)(c)	11,005	499,077
Innospec, Inc.	4,022	455,894
International Flavors & Fragrances, Inc.	11,013	959,122
Minerals Technologies, Inc.	5,988	459,220
NewMarket Corp.	957	476,605
RPM International, Inc.	10,158	1,286,003
Sensient Technologies Corp.	5,925	447,397
		11,845,195
Steel-18.63%
ATI, Inc.(c)	18,763	1,071,180
Carpenter Technology Corp.	17,058	3,293,217
Commercial Metals Co.	15,472	750,237
Nucor Corp.	11,173	1,434,948
Reliance, Inc.(b)	6,716	1,944,282
Steel Dynamics, Inc.	7,368	944,578
SunCoke Energy, Inc.	42,199	396,249
		9,834,691
Total Common Stocks & Other Equity Interests (Cost $44,942,472)		52,769,424
Money Market Funds-0.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $156,144)	156,144	156,144
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $45,098,616)		52,925,568
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.22%
Invesco Private Government Fund, 4.35%(d)(e)(f)	2,310,740	2,310,740
Invesco Private Prime Fund, 4.48%(d)(e)(f)	5,725,667	5,727,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,038,125)		8,038,125
TOTAL INVESTMENTS IN SECURITIES-115.47% (Cost $53,136,741)		60,963,693
OTHER ASSETS LESS LIABILITIES-(15.47)%		(8,169,133)
NET ASSETS-100.00%		$52,794,560
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$115,756	$1,014,760	$(974,372)	$-	$-	$156,144	$5,813
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,643,560	27,027,890	(27,360,710)	-	-	2,310,740	76,141 *
Invesco Private Prime Fund	4,474,692	58,563,121	(57,310,630)	437	(235)	5,727,385	204,485 *
Total	$7,234,008	$86,605,771	$(85,645,712)	$437	$(235)	$8,194,269	$286,439

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-1.59%
Magnite, Inc.(b)	66,872	$1,150,198
Apparel Retail-6.23%
RealReal, Inc. (The)(b)(c)	167,736	1,600,202
Revolve Group, Inc.(b)(c)	34,976	1,104,542
Victoria’s Secret & Co.(b)	49,900	1,814,364
		4,519,108
Apparel, Accessories & Luxury Goods-10.65%
Hanesbrands, Inc.(b)(c)	131,630	1,068,836
Kontoor Brands, Inc.	17,966	1,650,177
Ralph Lauren Corp.	9,722	2,427,583
Tapestry, Inc.	35,291	2,574,126
		7,720,722
Automobile Manufacturers-2.72%
Tesla, Inc.(b)	4,868	1,969,593
Automotive Retail-7.38%
Carvana Co.(b)	14,468	3,580,541
Group 1 Automotive, Inc.	3,882	1,772,094
		5,352,635
Broadline Retail-7.06%
Amazon.com, Inc.(b)	12,910	3,068,449
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	18,369	2,048,327
		5,116,776
Casinos & Gaming-2.15%
Rush Street Interactive, Inc.(b)(c)	106,926	1,558,981
Consumer Electronics-2.44%
Garmin Ltd.	8,202	1,770,402
Consumer Staples Merchandise Retail-2.74%
Walmart, Inc.	20,234	1,986,169
Education Services-2.49%
Duolingo, Inc.(b)	4,969	1,808,666
Footwear-1.79%
Wolverine World Wide, Inc.	58,283	1,301,459
Homebuilding-1.99%
Champion Homes, Inc.(b)(c)	15,610	1,441,271
Homefurnishing Retail-3.41%
Williams-Sonoma, Inc.	11,701	2,473,240
Hotels, Resorts & Cruise Lines-10.11%
Booking Holdings, Inc.	401	1,899,761
Hilton Worldwide Holdings, Inc.	7,851	2,010,406
Royal Caribbean Cruises Ltd.	12,826	3,419,412
		7,329,579
Leisure Products-2.68%
Peloton Interactive, Inc., Class A(b)(c)	250,440	1,940,910
Movies & Entertainment-9.00%
Liberty Media Corp.-Liberty Formula One(b)	21,267	2,035,252
	Shares	Value
Movies & Entertainment-(continued)
Live Nation Entertainment, Inc.(b)	13,341	$1,930,176
Netflix, Inc.(b)	2,625	2,563,995
		6,529,423
Other Specialty Retail-5.73%
Build-A-Bear Workshop, Inc.(c)	17,848	755,684
Chewy, Inc., Class A(b)	53,919	2,101,763
Warby Parker, Inc., Class A(b)(c)	46,924	1,300,264
		4,157,711
Passenger Airlines-3.11%
United Airlines Holdings, Inc.(b)	21,330	2,257,567
Restaurants-13.81%
Brinker International, Inc.(b)	19,418	3,533,493
DoorDash, Inc., Class A(b)	13,249	2,501,809
Shake Shack, Inc., Class A(b)	15,551	1,837,040
Texas Roadhouse, Inc.	11,805	2,137,885
		10,010,227
Specialized Consumer Services-2.95%
Frontdoor, Inc.(b)	20,379	1,220,295
OneSpaWorld Holdings Ltd. (Bahamas)	42,872	915,746
		2,136,041
Total Common Stocks & Other Equity Interests (Cost $63,713,172)		72,530,678
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $112,313)	112,313	112,313
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $63,825,485)		72,642,991
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.66%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,347,770	3,347,770
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,728,406	8,731,025
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,078,795)		12,078,795
TOTAL INVESTMENTS IN SECURITIES-116.84% (Cost $75,904,280)		84,721,786
OTHER ASSETS LESS LIABILITIES-(16.84)%		(12,210,893)
NET ASSETS-100.00%		$72,510,893
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$105,604	$836,689	$(829,980)	$-	$-	$112,313	$4,846
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,783,981	44,598,657	(45,034,868)	-	-	3,347,770	100,571 *
Invesco Private Prime Fund	9,731,710	82,485,517	(83,486,514)	457	(145)	8,731,025	264,003 *
Total	$13,621,295	$127,920,863	$(129,351,362)	$457	$(145)	$12,191,108	$369,420

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Agricultural Products & Services-2.42%
Ingredion, Inc.	16,840	$2,297,650
Brewers-2.84%
Molson Coors Beverage Co., Class B	49,182	2,692,715
Consumer Staples Merchandise Retail-7.94%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	37,406	3,705,064
Costco Wholesale Corp.	3,894	3,815,653
		7,520,717
Education Services-19.20%
Adtalem Global Education, Inc.(b)(c)	37,254	3,991,021
Grand Canyon Education, Inc.(b)	15,403	2,705,383
Laureate Education, Inc., Class A(b)(c)	116,367	2,178,390
Perdoceo Education Corp.(c)	84,648	2,436,169
Stride, Inc.(b)(c)	30,601	4,128,075
Universal Technical Institute, Inc.(b)	100,304	2,751,339
		18,190,377
Food Distributors-12.31%
Chefs’ Warehouse, Inc. (The)(b)	45,249	2,437,111
Performance Food Group Co.(b)(c)	29,004	2,619,351
United Natural Foods, Inc.(b)	104,429	3,105,719
US Foods Holding Corp.(b)	49,394	3,503,516
		11,665,697
Food Retail-8.43%
Casey’s General Stores, Inc.	8,815	3,717,903
Sprouts Farmers Market, Inc.(b)	26,942	4,265,996
		7,983,899
Household Products-12.29%
Church & Dwight Co., Inc.	36,625	3,864,670
Procter & Gamble Co. (The)	19,943	3,310,339
Spectrum Brands Holdings, Inc.(c)	28,221	2,386,368
WD-40 Co.	8,869	2,083,771
		11,645,148
Packaged Foods & Meats-14.87%
Cal-Maine Foods, Inc.	27,778	2,997,246
Freshpet, Inc.(b)(c)	20,894	3,341,995
Post Holdings, Inc.(b)(c)	20,322	2,157,384
Vital Farms, Inc.(b)(c)	85,326	3,743,677
WK Kellogg Co.(c)	111,841	1,855,442
		14,095,744
	Shares	Value
Personal Care Products-3.27%
BellRing Brands, Inc.(b)(c)	40,085	$3,100,575
Soft Drinks & Non-alcoholic Beverages-3.74%
Coca-Cola Consolidated, Inc.	2,589	3,540,768
Specialized Consumer Services-6.32%
H&R Block, Inc.(c)	55,870	3,090,170
Service Corp. International(c)	37,151	2,902,236
		5,992,406
Tobacco-6.37%
Altria Group, Inc.	56,650	2,958,829
Philip Morris International, Inc.	23,643	3,078,319
		6,037,148
Total Common Stocks & Other Equity Interests (Cost $74,089,141)		94,762,844
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $110,676)	110,676	110,676
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $74,199,817)		94,873,520
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.65%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,095,708	3,095,708
Invesco Private Prime Fund, 4.48%(d)(e)(f)	7,942,126	7,944,509
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,040,217)		11,040,217
TOTAL INVESTMENTS IN SECURITIES-111.77% (Cost $85,240,034)		105,913,737
OTHER ASSETS LESS LIABILITIES-(11.77)%		(11,152,965)
NET ASSETS-100.00%		$94,760,772

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$131,677	$1,084,674	$(1,105,675)	$-	$-	$110,676	$6,739
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,924,052	$46,164,134	$(46,992,478)	$-	$-	$3,095,708	$123,828 *
Invesco Private Prime Fund	10,090,933	108,791,391	(110,938,065)	667	(417)	7,944,509	332,055 *
Total	$14,146,662	$156,040,199	$(159,036,218)	$667	$(417)	$11,150,893	$462,622

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Energy Momentum ETF (PXI)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Coal & Consumable Fuels-3.92%
Centrus Energy Corp., Class A(b)(c)	16,108	$1,325,688
Core Natural Resources, Inc.	10,639	961,127
		2,286,815
Integrated Oil & Gas-6.07%
Chevron Corp.	7,648	1,141,005
Exxon Mobil Corp.	13,028	1,391,781
Occidental Petroleum Corp.(c)	21,646	1,009,786
		3,542,572
Oil & Gas Equipment & Services-15.61%
Archrock, Inc.	66,515	1,868,406
Baker Hughes Co., Class A	38,326	1,769,895
Cactus, Inc., Class A(c)	16,966	1,013,040
Helix Energy Solutions Group, Inc.(b)(c)	79,179	635,016
Oceaneering International, Inc.(b)(c)	36,074	896,439
ProPetro Holding Corp.(b)(c)	68,995	612,676
Select Water Solutions, Inc., Class A	63,351	791,887
Weatherford International PLC	24,293	1,529,244
		9,116,603
Oil & Gas Exploration & Production-43.89%
Antero Resources Corp.(b)	43,928	1,639,393
California Resources Corp.	17,660	868,872
Chord Energy Corp.	10,577	1,189,384
CNX Resources Corp.(b)	54,284	1,486,296
Comstock Resources, Inc.(b)(c)	72,867	1,352,411
ConocoPhillips	13,048	1,289,534
Crescent Energy Co., Class A(c)	71,561	1,077,709
Devon Energy Corp.	33,878	1,155,240
Diamondback Energy, Inc.	8,905	1,463,626
EOG Resources, Inc.	11,080	1,393,753
Expand Energy Corp.	9,766	992,226
Gulfport Energy Corp.(b)	7,721	1,378,276
Magnolia Oil & Gas Corp., Class A(c)	35,383	838,577
Northern Oil and Gas, Inc.	29,269	1,052,220
Permian Resources Corp.	82,720	1,211,848
Range Resources Corp.	21,814	807,990
SM Energy Co.(c)	19,307	732,894
Texas Pacific Land Corp.(c)	3,289	4,266,392
Viper Energy, Inc.(c)	30,450	1,428,105
		25,624,746
Oil & Gas Refining & Marketing-3.51%
Calumet, Inc.(b)(c)	38,171	676,008
Marathon Petroleum Corp.	9,419	1,372,443
		2,048,451
	Shares	Value
Oil & Gas Storage & Transportation-22.63%
Antero Midstream Corp.	53,231	$853,825
Cheniere Energy, Inc.	6,851	1,532,226
DT Midstream, Inc.	11,736	1,186,275
Kinder Morgan, Inc.	59,510	1,635,335
Kinetik Holdings, Inc., Class A	21,329	1,374,228
NextDecade Corp.(b)(c)	97,908	830,260
Targa Resources Corp.	20,374	4,009,603
Williams Cos., Inc. (The)	32,377	1,794,657
		13,216,409
Steel-4.35%
Alpha Metallurgical Resources, Inc.(b)(c)	7,865	1,440,632
Warrior Met Coal, Inc.(c)	20,866	1,101,099
		2,541,731
Total Common Stocks & Other Equity Interests (Cost $54,351,435)		58,377,327
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $139,789)	139,789	139,789
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $54,491,224)		58,517,116
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.23%
Invesco Private Government Fund, 4.35%(d)(e)(f)	4,576,493	4,576,493
Invesco Private Prime Fund, 4.48%(d)(e)(f)	11,900,132	11,903,702
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,480,195)		16,480,195
TOTAL INVESTMENTS IN SECURITIES-128.45% (Cost $70,971,419)		74,997,311
OTHER ASSETS LESS LIABILITIES-(28.45)%		(16,611,833)
NET ASSETS-100.00%		$58,385,478
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Energy Momentum ETF (PXI)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$150,295	$1,933,452	$(1,943,958)	$-	$-	$139,789	$6,041
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,301	43,471,605	(42,511,413)	-	-	4,576,493	153,250 *
Invesco Private Prime Fund	9,291,389	90,122,040	(87,509,633)	788	(882)	11,903,702	405,203 *
Total	$13,057,985	$135,527,097	$(131,965,004)	$788	$(882)	$16,619,984	$564,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Financial Momentum ETF (PFI)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Asset Management & Custody Banks-15.31%
Ameriprise Financial, Inc.	6,282	$3,413,387
Ares Management Corp., Class A	18,531	3,673,215
KKR & Co., Inc., Class A	18,989	3,172,492
Victory Capital Holdings, Inc., Class A(b)	26,453	1,750,660
		12,009,754
Commercial & Residential Mortgage Finance-4.20%
MGIC Investment Corp.	47,975	1,225,282
Mr. Cooper Group, Inc.(c)	19,941	2,070,075
		3,295,357
Consumer Finance-9.95%
American Express Co.	6,968	2,211,992
Enova International, Inc.(b)(c)	11,653	1,308,865
LendingClub Corp.(b)(c)	70,254	947,726
SoFi Technologies, Inc.(b)(c)	102,065	1,610,586
Upstart Holdings, Inc.(b)(c)	26,588	1,721,440
		7,800,609
Diversified Banks-6.69%
First Citizens BancShares, Inc., Class A(b)	1,031	2,273,035
JPMorgan Chase & Co.	11,125	2,973,713
		5,246,748
Diversified Financial Services-3.85%
Apollo Global Management, Inc.(b)	17,661	3,019,678
Insurance Brokers-2.48%
Brown & Brown, Inc.	18,610	1,947,722
Investment Banking & Brokerage-21.01%
Evercore, Inc., Class A	7,401	2,155,689
Houlihan Lokey, Inc.	6,657	1,209,710
Interactive Brokers Group, Inc., Class A	9,490	2,063,506
Jefferies Financial Group, Inc.	26,269	2,019,823
Perella Weinberg Partners(b)	43,419	1,121,079
Piper Sandler Cos.	4,927	1,562,549
PJT Partners, Inc., Class A	7,523	1,241,069
Raymond James Financial, Inc.	12,592	2,121,500
Robinhood Markets, Inc., Class A(c)	57,486	2,986,398
		16,481,323
Life & Health Insurance-2.73%
Unum Group	28,063	2,139,804
Office REITs-1.47%
SL Green Realty Corp.	17,152	1,155,873
Property & Casualty Insurance-10.36%
HCI Group, Inc.(b)	8,978	1,094,687
Kinsale Capital Group, Inc.	4,165	1,840,680
Progressive Corp. (The)	6,657	1,640,551
	Shares	Value
Property & Casualty Insurance-(continued)
Skyward Specialty Insurance Group, Inc.(c)	18,155	$803,903
Trupanion, Inc.(b)(c)	23,079	1,094,868
W.R. Berkley Corp.	28,026	1,648,770
		8,123,459
Regional Banks-7.74%
Pathward Financial, Inc.	12,408	989,290
Pinnacle Financial Partners, Inc.	11,761	1,467,420
ServisFirst Bancshares, Inc.	16,253	1,473,660
Western Alliance Bancorporation	24,351	2,139,722
		6,070,092
Retail REITs-1.97%
Simon Property Group, Inc.	8,898	1,547,006
Transaction & Payment Processing Services-12.18%
Affirm Holdings, Inc.(c)	26,012	1,588,553
Mastercard, Inc., Class A	7,569	4,204,050
Paymentus Holdings, Inc., Class A(c)	30,956	989,354
Visa, Inc., Class A	8,098	2,767,896
		9,549,853
Total Common Stocks & Other Equity Interests (Cost $63,193,892)		78,387,278
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $161,623)	161,623	161,623
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $63,355,515)		78,548,901
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.08%
Invesco Private Government Fund, 4.35%(d)(e)(f)	3,061,044	3,061,044
Invesco Private Prime Fund, 4.48%(d)(e)(f)	8,761,577	8,764,205
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,825,249)		11,825,249
TOTAL INVESTMENTS IN SECURITIES-115.22% (Cost $75,180,764)		90,374,150
OTHER ASSETS LESS LIABILITIES-(15.22)%		(11,938,609)
NET ASSETS-100.00%		$78,435,541
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Financial Momentum ETF (PFI)—(continued)
January 31, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$118,992	$2,606,505	$(2,563,874)	$-	$-	$161,623	$5,491
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,722,539	35,395,913	(34,057,408)	-	-	3,061,044	70,560 *
Invesco Private Prime Fund	7,042,486	70,581,387	(68,860,478)	475	335	8,764,205	185,244 *
Total	$8,884,017	$108,583,805	$(105,481,760)	$475	$335	$11,986,872	$261,295

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Healthcare Momentum ETF (PTH)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Biotechnology-43.60%
Akero Therapeutics, Inc.(b)(c)	46,001	$2,487,734
Altimmune, Inc.(b)	210,663	1,398,802
Anavex Life Sciences Corp.(b)(c)	163,827	1,518,676
Arcutis Biotherapeutics, Inc.(b)(c)	146,244	1,936,271
Catalyst Pharmaceuticals, Inc.(b)	74,911	1,689,992
Crinetics Pharmaceuticals, Inc.(b)(c)	58,108	2,341,753
Exelixis, Inc.(b)	66,088	2,190,817
Janux Therapeutics, Inc.(b)(c)	32,731	1,423,144
Madrigal Pharmaceuticals, Inc.(b)(c)	11,763	3,938,253
Natera, Inc.(b)	46,661	8,255,264
PTC Therapeutics, Inc.(b)	51,085	2,343,780
Rhythm Pharmaceuticals, Inc.(b)	32,268	1,917,687
Scholar Rock Holding Corp.(b)(c)	101,234	4,087,829
SpringWorks Therapeutics, Inc.(b)(c)	52,222	1,958,325
TG Therapeutics, Inc.(b)(c)	244,766	7,759,082
Travere Therapeutics, Inc.(b)(c)	187,835	3,843,104
uniQure N.V. (Netherlands)(b)(c)	241,403	3,799,683
Veracyte, Inc.(b)(c)	53,927	2,452,600
		55,342,796
Health Care Distributors-3.81%
Cencora, Inc.	19,009	4,832,278
Health Care Equipment-20.56%
Glaukos Corp.(b)	23,904	3,739,542
Intuitive Surgical, Inc.(b)	9,962	5,697,069
LeMaitre Vascular, Inc.	16,374	1,587,132
Masimo Corp.(b)(c)	25,981	4,526,670
Novocure Ltd.(b)(c)	76,893	1,885,416
PROCEPT BioRobotics Corp.(b)(c)	33,691	2,442,597
ResMed, Inc.	15,116	3,570,097
Semler Scientific, Inc.(b)(c)	50,974	2,648,609
		26,097,132
Health Care Facilities-2.93%
Ensign Group, Inc. (The)	26,629	3,719,006
Health Care Services-19.60%
Addus HomeCare Corp.(b)	8,786	1,099,656
CorVel Corp.(b)	13,689	1,585,871
DaVita, Inc.(b)	29,530	5,203,186
Guardant Health, Inc.(b)	63,147	2,966,646
Hims & Hers Health, Inc.(b)(c)	279,670	10,426,097
RadNet, Inc.(b)	55,039	3,603,403
		24,884,859
	Shares	Value
Health Care Supplies-2.56%
Merit Medical Systems, Inc.(b)	29,796	$3,244,189
Life Sciences Tools & Services-1.18%
BioLife Solutions, Inc.(b)(c)	54,876	1,498,389
Pharmaceuticals-5.72%
Corcept Therapeutics, Inc.(b)	50,507	3,379,928
Ligand Pharmaceuticals, Inc.(b)	11,125	1,296,619
Tarsus Pharmaceuticals, Inc.(b)	48,074	2,584,458
		7,261,005
Total Common Stocks & Other Equity Interests (Cost $108,397,131)		126,879,654
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $253,106)	253,106	253,106
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $108,650,237)		127,132,760
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-30.56%
Invesco Private Government Fund, 4.35%(d)(e)(f)	10,765,683	10,765,683
Invesco Private Prime Fund, 4.48%(d)(e)(f)	28,008,641	28,017,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,782,727)		38,782,727
TOTAL INVESTMENTS IN SECURITIES-130.72% (Cost $147,432,964)		165,915,487
OTHER ASSETS LESS LIABILITIES-(30.72)%		(38,990,398)
NET ASSETS-100.00%		$126,925,089

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$212,644	$2,353,337	$(2,312,875)	$-	$-	$253,106	$8,263
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Healthcare Momentum ETF (PTH)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$11,325,294	$79,301,548	$(79,861,159)	$-	$-	$10,765,683	$423,471 *
Invesco Private Prime Fund	29,079,720	159,430,857	(160,492,886)	2,327	(2,974)	28,017,044	1,129,113 *
Total	$40,617,658	$241,085,742	$(242,666,920)	$2,327	$(2,974)	$39,035,833	$1,560,847

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Industrials Momentum ETF (PRN)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Aerospace & Defense-21.82%
Archer Aviation, Inc., Class A(b)(c)	963,810	$9,108,004
Axon Enterprise, Inc.(b)	19,302	12,588,378
Byrna Technologies, Inc.(b)(c)	222,315	6,011,398
HEICO Corp.(c)	73,354	17,527,205
Howmet Aerospace, Inc.	101,803	12,886,224
Rocket Lab USA, Inc.(b)(c)	620,313	18,020,093
TransDigm Group, Inc.	7,671	10,381,471
		86,522,773
Building Products-9.13%
CSW Industrials, Inc.	20,968	6,915,456
Griffon Corp.(c)	86,072	6,521,676
Tecnoglass, Inc.(c)	120,802	9,180,952
Trane Technologies PLC	37,435	13,579,546
		36,197,630
Cargo Ground Transportation-3.70%
Ryder System, Inc.	37,614	5,996,048
XPO, Inc.(b)	64,999	8,688,416
		14,684,464
Construction & Engineering-21.83%
Argan, Inc.	42,552	5,821,114
Comfort Systems USA, Inc.	38,491	16,810,944
Construction Partners, Inc., Class A(b)(c)	66,014	5,307,526
Dycom Industries, Inc.(b)(c)	44,763	8,467,369
EMCOR Group, Inc.	22,771	10,202,774
Granite Construction, Inc.	72,910	6,426,287
Limbach Holdings, Inc.(b)(c)	70,326	6,503,749
Primoris Services Corp.	73,082	5,610,505
Quanta Services, Inc.	44,111	13,568,985
Sterling Infrastructure, Inc.(b)	54,984	7,830,821
		86,550,074
Construction Materials-1.11%
United States Lime & Minerals, Inc.	39,714	4,391,574
Data Processing & Outsourced Services-1.69%
ExlService Holdings, Inc.(b)(c)	132,885	6,678,800
Diversified Support Services-4.82%
Cintas Corp.	66,640	13,365,985
VSE Corp.(c)	56,218	5,753,912
		19,119,897
Electrical Components & Equipment-3.31%
Vertiv Holdings Co., Class A	112,140	13,122,623
Electronic Manufacturing Services-2.57%
Jabil, Inc.(c)	62,801	10,199,510
Environmental & Facilities Services-1.26%
CECO Environmental Corp.(b)(c)	176,204	4,990,097
Industrial Machinery & Supplies & Components-6.56%
Mueller Industries, Inc.	121,945	9,603,169
Parker-Hannifin Corp.	23,175	16,385,884
		25,989,053
	Shares	Value
Oil & Gas Equipment & Services-1.18%
Solaris Energy Infrastructure, Inc., Class A(c)	170,807	$4,661,323
Paper & Plastic Packaging Products & Materials-2.45%
Packaging Corp. of America	45,696	9,717,711
Research & Consulting Services-1.67%
CBIZ, Inc.(b)(c)	77,024	6,609,429
Trading Companies & Distributors-14.16%
Applied Industrial Technologies, Inc.	24,125	6,273,224
Rush Enterprises, Inc., Class A(c)	103,800	6,305,850
United Rentals, Inc.	14,639	11,097,240
W.W. Grainger, Inc.	14,640	15,557,489
Watsco, Inc.	27,144	12,990,847
Xometry, Inc., Class A(b)(c)	118,026	3,919,643
		56,144,293
Transaction & Payment Processing Services-2.70%
Fiserv, Inc.(b)	49,588	10,712,992
Total Common Stocks & Other Equity Interests (Cost $338,973,509)		396,292,243
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $553,650)	553,650	553,650
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $339,527,159)		396,845,893
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.71%
Invesco Private Government Fund, 4.35%(d)(e)(f)	19,534,356	19,534,356
Invesco Private Prime Fund, 4.48%(d)(e)(f)	50,671,873	50,687,075
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,221,431)		70,221,431
TOTAL INVESTMENTS IN SECURITIES-117.81% (Cost $409,748,590)		467,067,324
OTHER ASSETS LESS LIABILITIES-(17.81)%		(70,614,016)
NET ASSETS-100.00%		$396,453,308
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Industrials Momentum ETF (PRN)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$151,020	$4,264,258	$(3,861,628)	$-	$-	$553,650	$14,297
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,599,120	136,035,728	(119,100,492)	-	-	19,534,356	451,227 *
Invesco Private Prime Fund	7,188,530	276,639,112	(233,141,204)	409	228	50,687,075	1,218,218 *
Total	$9,938,670	$416,939,098	$(356,103,324)	$409	$228	$70,775,081	$1,683,742

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Technology Momentum ETF (PTF)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Application Software-29.64%
ACI Worldwide, Inc.(b)	154,203	$8,257,571
Alkami Technology, Inc.(b)(c)	224,204	7,800,057
Asana, Inc., Class A(b)(c)	348,572	7,438,526
Aurora Innovation, Inc.(b)(c)	1,356,461	9,223,935
AvePoint, Inc.(b)(c)	420,322	7,893,647
Blend Labs, Inc., Class A(b)	1,498,075	5,767,589
Fair Isaac Corp.(b)	8,162	15,291,997
Guidewire Software, Inc.(b)	60,044	12,685,496
Intapp, Inc.(b)	142,802	10,180,355
InterDigital, Inc.(c)	46,428	8,495,395
NextNav, Inc.(b)(c)	432,656	5,377,914
Nutanix, Inc., Class A(b)	193,304	13,292,549
Palantir Technologies, Inc., Class A(b)	213,206	17,587,363
Porch Group, Inc.(b)(c)	1,691,729	7,528,194
Q2 Holdings, Inc.(b)	93,017	8,852,428
SoundHound AI, Inc., Class A(b)(c)	919,759	13,014,590
Vertex, Inc., Class A(b)(c)	177,431	10,246,640
		168,934,246
Communications Equipment-1.89%
CommScope Holding Co., Inc.(b)	2,135,644	10,785,002
Consumer Finance-3.14%
Dave, Inc.(b)	186,526	17,872,921
Electronic Components-1.92%
Coherent Corp.(b)	120,908	10,940,965
Electronic Equipment & Instruments-1.37%
PAR Technology Corp.(b)(c)	107,308	7,789,488
Interactive Media & Services-6.34%
Meta Platforms, Inc., Class A	24,264	16,722,264
QuinStreet, Inc.(b)(c)	324,184	7,670,193
Trump Media & Technology Group Corp.(b)(c)	368,204	11,730,979
		36,123,436
Internet Services & Infrastructure-4.72%
GoDaddy, Inc., Class A(b)	55,935	11,894,578
Twilio, Inc., Class A(b)	102,375	15,006,127
		26,900,705
IT Consulting & Other Services-3.05%
Grid Dynamics Holdings, Inc.(b)	357,666	8,079,675
Kyndryl Holdings, Inc.(b)	245,808	9,330,872
		17,410,547
Semiconductors-26.21%
Broadcom, Inc.	77,484	17,144,885
Credo Technology Group Holding Ltd.(b)(c)	307,462	21,528,489
MACOM Technology Solutions Holdings, Inc.(b)	73,969	9,782,400
	Shares	Value
Semiconductors-(continued)
NVIDIA Corp.	283,948	$34,093,637
Rigetti Computing, Inc.(b)(c)	3,279,148	43,186,379
Semtech Corp.(b)(c)	232,666	15,579,315
SiTime Corp.(b)	39,595	8,085,299
		149,400,404
Systems Software-6.17%
CrowdStrike Holdings, Inc., Class A(b)	30,929	12,311,907
Microsoft Corp.	25,933	10,763,751
Palo Alto Networks, Inc.(b)	65,619	12,101,456
		35,177,114
Technology Hardware, Storage & Peripherals-11.50%
Apple, Inc.	154,148	36,378,928
CompoSecure, Inc., Class A(c)	483,967	7,714,434
IonQ, Inc.(b)(c)	542,746	21,433,040
		65,526,402
Transaction & Payment Processing Services-2.14%
Toast, Inc., Class A(b)	298,040	12,195,797
Wireless Telecommunication Services-1.94%
Telephone and Data Systems, Inc.	313,069	11,066,989
Total Common Stocks & Other Equity Interests (Cost $525,121,228)		570,124,016
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e) (Cost $324,783)	324,783	324,783
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $525,446,011)		570,448,799
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.48%
Invesco Private Government Fund, 4.35%(d)(e)(f)	30,846,726	30,846,726
Invesco Private Prime Fund, 4.48%(d)(e)(f)	80,167,237	80,191,287
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $111,038,013)		111,038,013
TOTAL INVESTMENTS IN SECURITIES-119.57% (Cost $636,484,024)		681,486,812
OTHER ASSETS LESS LIABILITIES-(19.57)%		(111,546,248)
NET ASSETS-100.00%		$569,940,564
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Technology Momentum ETF (PTF)—(continued)
January 31, 2025
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$231,847	$11,864,806	$(11,771,870)	$-	$-	$324,783	$13,832
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,387,310	217,626,745	(196,167,329)	-	-	30,846,726	675,913 *
Invesco Private Prime Fund	23,150,857	431,201,461	(374,164,582)	1,695	1,856	80,191,287	1,810,728 *
Total	$32,770,014	$660,693,012	$(582,103,781)	$1,695	$1,856	$111,362,796	$2,500,473

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dorsey Wright Utilities Momentum ETF (PUI)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Electric Utilities-47.34%
Alliant Energy Corp.(b)	19,733	$1,161,879
American Electric Power Co., Inc.	11,459	1,127,107
Constellation Energy Corp.	7,113	2,133,758
Duke Energy Corp.	13,108	1,467,965
Edison International	12,896	696,384
Entergy Corp.	17,259	1,399,360
Evergy, Inc.	18,491	1,186,568
Eversource Energy	17,915	1,033,337
FirstEnergy Corp.	26,115	1,039,377
NextEra Energy, Inc.(b)	20,584	1,472,991
NRG Energy, Inc.	15,034	1,540,083
Otter Tail Corp.(b)	11,851	913,001
PG&E Corp.	74,036	1,158,663
Pinnacle West Capital Corp.(b)	12,717	1,105,870
Southern Co. (The)	16,714	1,403,140
Xcel Energy, Inc.	19,668	1,321,690
		20,161,173
Gas Utilities-10.44%
Atmos Energy Corp.(b)	10,159	1,447,759
MDU Resources Group, Inc.	52,885	942,411
National Fuel Gas Co.	15,548	1,088,826
New Jersey Resources Corp.	20,200	968,590
		4,447,586
Independent Power Producers & Energy Traders-4.55%
Vistra Corp.	11,530	1,937,386
Integrated Telecommunication Services-3.15%
AT&T, Inc.	56,502	1,340,792
Multi-Utilities-24.64%
Ameren Corp.	11,861	1,117,306
CenterPoint Energy, Inc.(b)	34,753	1,131,905
CMS Energy Corp.	18,474	1,219,284
DTE Energy Co.	12,706	1,523,195
NiSource, Inc.	38,622	1,440,601
Public Service Enterprise Group, Inc.	15,953	1,332,714
Sempra	15,567	1,290,971
WEC Energy Group, Inc.	14,521	1,441,355
		10,497,331
	Shares	Value
Oil & Gas Exploration & Production-3.44%
EQT Corp.	28,642	$1,464,179
Oil & Gas Storage & Transportation-3.48%
ONEOK, Inc.	15,263	1,483,106
Water Utilities-2.93%
American Water Works Co., Inc.	10,008	1,247,397
Total Common Stocks & Other Equity Interests (Cost $38,329,573)		42,578,950
Money Market Funds-0.28%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(c)(d) (Cost $117,543)	117,543	117,543
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $38,447,116)		42,696,493
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.16%
Invesco Private Government Fund, 4.35%(c)(d)(e)	1,796,118	1,796,118
Invesco Private Prime Fund, 4.48%(c)(d)(e)	4,661,725	4,663,124
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,459,242)		6,459,242
TOTAL INVESTMENTS IN SECURITIES-115.41% (Cost $44,906,358)		49,155,735
OTHER ASSETS LESS LIABILITIES-(15.41)%		(6,565,304)
NET ASSETS-100.00%		$42,590,431

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2025.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$86,926	$1,765,289	$(1,734,672)	$-	$-	$117,543	$4,023
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Utilities Momentum ETF (PUI)—(continued)
January 31, 2025
(Unaudited)
	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$629,664	$21,338,067	$(20,171,613)	$-	$-	$1,796,118	$63,516 *
Invesco Private Prime Fund	1,619,545	45,773,793	(42,730,396)	156	26	4,663,124	168,585 *
Total	$2,336,135	$68,877,149	$(64,636,681)	$156	$26	$6,576,785	$236,124

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Advertising-0.06%
Criteo S.A., ADR (France)(b)(c)	13,309	$505,609
Apparel Retail-0.01%
Stitch Fix, Inc., Class A(b)(c)	24,744	116,544
Application Software-9.40%
Adobe, Inc.(b)	65,496	28,651,225
Alarm.com Holdings, Inc.(b)(c)	11,699	709,778
Box, Inc., Class A(b)(c)	33,907	1,132,155
Consensus Cloud Solutions, Inc.(b)(c)	4,568	129,366
DocuSign, Inc.(b)	48,051	4,647,973
Dropbox, Inc., Class A(b)(c)	54,714	1,759,055
Open Text Corp. (Canada)	62,945	1,853,101
PROS Holdings, Inc.(b)(c)	11,200	264,544
Salesforce, Inc.	102,405	34,991,788
SPS Commerce, Inc.(b)(c)	8,894	1,642,544
Unity Software, Inc.(b)(c)	95,369	2,117,192
Zoom Communications, Inc., Class A(b)(c)	62,047	5,394,366
		83,293,087
Broadline Retail-16.37%
Alibaba Group Holding Ltd., ADR (China)(c)	183,236	18,111,046
Amazon.com, Inc.(b)	325,097	77,269,055
Coupang, Inc. (South Korea)(b)	384,471	9,038,913
eBay, Inc.	113,394	7,651,827
Etsy, Inc.(b)(c)	26,631	1,462,308
Global-e Online Ltd. (Israel)(b)	39,534	2,367,692
JD.com, Inc., ADR (China)	113,268	4,612,273
MercadoLibre, Inc. (Brazil)(b)	12,001	23,068,202
Vipshop Holdings Ltd., ADR (China)	96,933	1,392,927
		144,974,243
Casinos & Gaming-0.55%
DraftKings, Inc., Class A(b)(c)	115,438	4,842,624
Commercial Printing-0.04%
Cimpress PLC (Ireland)(b)	5,956	395,955
Education Services-0.00%
Chegg, Inc.(b)	24,693	38,027
Financial Exchanges & Data-1.59%
Coinbase Global, Inc., Class A(b)(c)	48,511	14,132,710
Health Care Technology-0.06%
GoodRx Holdings, Inc., Class A(b)(c)	24,684	117,743
Teladoc Health, Inc.(b)(c)	40,757	414,091
		531,834
Homefurnishing Retail-0.14%
Beyond, Inc.(b)(c)	10,901	90,369
Wayfair, Inc., Class A(b)(c)	23,586	1,140,855
		1,231,224
Hotels, Resorts & Cruise Lines-6.45%
Airbnb, Inc., Class A(b)	102,480	13,442,302
Booking Holdings, Inc.	6,494	30,765,715
Expedia Group, Inc.(b)	29,078	4,970,884
MakeMyTrip Ltd. (India)(b)(c)	16,600	1,813,882
Trip.com Group Ltd., ADR (China)(b)(c)	87,827	6,162,820
		57,155,603
Human Resource & Employment Services-0.31%
Paylocity Holding Corp.(b)	13,199	2,712,658
Interactive Home Entertainment-2.79%
NetEase, Inc., ADR (China)	29,741	3,058,862
	Shares	Value
Interactive Home Entertainment-(continued)
Roblox Corp., Class A(b)(c)	143,826	$10,221,714
Sea Ltd., ADR (Singapore)(b)(c)	93,919	11,438,395
		24,718,971
Interactive Media & Services-20.03%
Alphabet, Inc., Class C	396,412	81,502,307
Autohome, Inc., ADR (China)	15,991	448,068
Baidu, Inc., ADR (China)(b)(c)	33,529	3,037,727
Bilibili, Inc., ADR (China)(b)(c)	27,866	465,920
Bumble, Inc., Class A(b)(c)	25,612	207,713
Cars.com, Inc.(b)(c)	15,324	274,606
Meta Platforms, Inc., Class A	117,677	81,100,635
Pinterest, Inc., Class A(b)	140,441	4,628,935
Shutterstock, Inc.(c)	8,251	243,570
Snap, Inc., Class A(b)(c)	336,888	3,803,466
TripAdvisor, Inc.(b)(c)	29,955	526,010
Yelp, Inc.(b)(c)	15,580	622,265
Ziff Davis, Inc.(b)(c)	10,117	545,205
		177,406,427
Internet Services & Infrastructure-6.33%
Akamai Technologies, Inc.(b)(c)	35,564	3,552,844
Fastly, Inc., Class A(b)(c)	33,212	347,730
GoDaddy, Inc., Class A(b)	33,234	7,067,210
Okta, Inc.(b)(c)	38,447	3,622,476
Shopify, Inc., Class A (Canada)(b)	287,121	33,535,733
VeriSign, Inc.(b)	22,749	4,891,035
Wix.com Ltd. (Israel)(b)	12,980	3,100,792
		56,117,820
Movies & Entertainment-11.11%
Eventbrite, Inc., Class A(b)	19,230	60,959
Netflix, Inc.(b)	38,107	37,221,393
Roku, Inc., Class A(b)	30,277	2,505,725
Spotify Technology S.A. (Sweden)(b)	47,537	26,076,421
Walt Disney Co. (The)	287,667	32,523,631
		98,388,129
Other Specialty Retail-0.16%
1-800-Flowers.com, Inc., Class A(b)(c)	8,707	69,917
Chewy, Inc., Class A(b)	34,029	1,326,451
		1,396,368
Passenger Ground Transportation-3.69%
Lyft, Inc., Class A(b)(c)	96,182	1,302,304
Uber Technologies, Inc.(b)	469,597	31,392,560
		32,694,864
Real Estate Services-1.25%
CoStar Group, Inc.(b)	97,054	7,434,336
Redfin Corp.(b)(c)	29,353	234,824
Zillow Group, Inc., Class C(b)(c)	40,959	3,367,649
		11,036,809
Restaurants-1.96%
DoorDash, Inc., Class A(b)	92,084	17,388,222
Systems Software-7.74%
GitLab, Inc., Class A(b)(c)	32,315	2,351,239
Microsoft Corp.	159,597	66,242,331
		68,593,570
Technology Hardware, Storage & Peripherals-7.59%
Apple, Inc.	284,767	67,205,012
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2025
(Unaudited)
	Shares	Value
Transaction & Payment Processing Services-2.43%
Dlocal Ltd. (Uruguay)(b)(c)	35,691	$471,121
PayPal Holdings, Inc.(b)	237,337	21,023,312
		21,494,433
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $642,086,770)		886,370,743
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.01%
Invesco Private Government Fund, 4.35%(d)(e)(f)	14,787,295	14,787,295
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.48%(d)(e)(f)	38,471,478	$38,483,019
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,270,314)		53,270,314
TOTAL INVESTMENTS IN SECURITIES-106.07% (Cost $695,357,084)		939,641,057
OTHER ASSETS LESS LIABILITIES-(6.07)%		(53,782,064)
NET ASSETS-100.00%		$885,858,993

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2025.

	Value April 30, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,988,557	$(2,988,557)	$-	$-	$-	$4,200
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,499,267	251,125,415	(246,837,387)	-	-	14,787,295	519,552 *
Invesco Private Prime Fund	26,136,829	505,863,209	(493,519,498)	2,218	261	38,483,019	1,370,456 *
Total	$36,636,096	$759,977,181	$(743,345,442)	$2,218	$261	$53,270,314	$1,894,208

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,769,424	$-	$-	$52,769,424
Money Market Funds	156,144	8,038,125	-	8,194,269
Total Investments	$52,925,568	$8,038,125	$-	$60,963,693
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$72,530,678	$-	$-	$72,530,678
Money Market Funds	112,313	12,078,795	-	12,191,108
Total Investments	$72,642,991	$12,078,795	$-	$84,721,786
Invesco Dorsey Wright Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$94,762,844	$-	$-	$94,762,844
Money Market Funds	110,676	11,040,217	-	11,150,893
Total Investments	$94,873,520	$11,040,217	$-	$105,913,737
Invesco Dorsey Wright Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$58,377,327	$-	$-	$58,377,327
Money Market Funds	139,789	16,480,195	-	16,619,984
Total Investments	$58,517,116	$16,480,195	$-	$74,997,311
Invesco Dorsey Wright Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$78,387,278	$-	$-	$78,387,278
Money Market Funds	161,623	11,825,249	-	11,986,872
Total Investments	$78,548,901	$11,825,249	$-	$90,374,150

	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$126,879,654	$-	$-	$126,879,654
Money Market Funds	253,106	38,782,727	-	39,035,833
Total Investments	$127,132,760	$38,782,727	$-	$165,915,487
Invesco Dorsey Wright Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$396,292,243	$-	$-	$396,292,243
Money Market Funds	553,650	70,221,431	-	70,775,081
Total Investments	$396,845,893	$70,221,431	$-	$467,067,324
Invesco Dorsey Wright Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$570,124,016	$-	$-	$570,124,016
Money Market Funds	324,783	111,038,013	-	111,362,796
Total Investments	$570,448,799	$111,038,013	$-	$681,486,812
Invesco Dorsey Wright Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,578,950	$-	$-	$42,578,950
Money Market Funds	117,543	6,459,242	-	6,576,785
Total Investments	$42,696,493	$6,459,242	$-	$49,155,735
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$886,370,743	$-	$-	$886,370,743
Money Market Funds	-	53,270,314	-	53,270,314
Total Investments	$886,370,743	$53,270,314	$-	$939,641,057